PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated March 17, 2005

to the Prospectus for Class A, B and C Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Growth Fund

Effective immediately, the PEA Growth Fund’s portfolio will be managed by Martin Mickus and Greg Tournant. Messrs. Mickus and Tournant will be overseen by Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Parker, Mickus and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to PEA Growth and Income Fund

Effective immediately, the PEA Growth and Income Fund’s portfolio will be managed by Stephen Bond-Nelson and Greg Tournant. Information about Messrs. Bond-Nelson and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to the PEA Opportunity Fund

Effective immediately, the PEA Opportunity Fund’s portfolio will be managed by Michael Corelli with Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Corelli and Parker is set forth in the Prospectus under “Management of the Funds.”

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated March 17, 2005

to the Prospectus for Class D Shares of PIMCO Domestic Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Growth Fund

Effective immediately, the PEA Growth Fund’s portfolio will be managed by Martin Mickus and Greg Tournant. Messrs. Mickus and Tournant will be overseen by Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Parker, Mickus and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to PEA Growth and Income Fund

Effective immediately, the PEA Growth and Income Fund’s portfolio will be managed by Stephen Bond-Nelson and Greg Tournant. Information about Messrs. Bond-Nelson and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to the PEA Opportunity Fund

Effective immediately, the PEA Opportunity Fund’s portfolio will be managed by Michael Corelli with Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Corelli and Parker is set forth in the Prospectus under “Management of the Funds.”

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated March 17, 2005

to the Prospectus for Class R Shares of PIMCO Stock Funds

Dated November 1, 2004

Disclosure Relating to the PEA Growth Fund

Effective immediately, the PEA Growth Fund’s portfolio will be managed by Martin Mickus and Greg Tournant. Messrs. Mickus and Tournant will be overseen by Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Parker, Mickus and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to PEA Growth and Income Fund

Effective immediately, the PEA Opportunity Fund’s portfolio will be managed by Michael Corelli with Jeff Parker, a Managing Director of PEA Capital LLC, responsible for overseeing investment and trading decisions for the Fund. Information about Messrs. Corelli and Parker is set forth in the Prospectus under “Management of the Funds.”

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated March 17, 2005

to the Prospectus for Institutional and Administrative Class Shares of PIMCO Funds

Dated November 1, 2004

Disclosure Relating to the PEA Growth Fund

Effective immediately, the PEA Growth Fund’s portfolio will be managed by Martin Mickus and Greg Tournant. Messrs. Mickus and Tournant will be overseen by Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Parker, Mickus and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to PEA Growth and Income Fund

Effective immediately, the PEA Growth and Income Fund’s portfolio will be managed by Stephen Bond-Nelson and Greg Tournant. Information about Messrs. Bond-Nelson and Tournant is set forth in the Prospectus under “Management of the Funds.”

Disclosure Relating to the PEA Opportunity Fund

Effective immediately, the PEA Opportunity Fund’s portfolio will be managed by Michael Corelli with Jeff Parker, a Managing Director of PEA Capital LLC. Information about Messrs. Corelli and Parker is set forth in the Prospectus under “Management of the Funds.”